Payden Limited Maturity Fund

Schedule of Investments
- July 31, 2026 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Asset Backed (22%
)
6,389,092 Affirm Asset Securitization Trust 2026-X1
144A, 4.27%, 4/15/31 (a) $ 6,389
5,000,000 AGL CLO Ltd. 2022-17A 144A, (3 mo. Term
Secured Overnight Financing Rate + 0.950%),
4.68%, 1/21/35 (a)(b) 4,998
1,500,000 Allegany Park CLO Ltd. 2019-1A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.100%), 4.83%, 1/20/35 (a)(b) 1,501
1,947,295 Ally Auto Receivables Trust 2025-1, 4.03%,
7/17/28  1,948
3,696,163 Ally Bank 2026-A 144A, 4.71%, 3/15/34 (a) 3,686
1,049,393 Ally Bank Auto Credit-Linked Notes 2024-A
144A, 5.68%, 5/17/32 (a) 1,061
2,646,384 Ally Bank Auto Credit-Linked Notes 2025-A
144A, 4.65%, 6/15/33 (a) 2,643
231,397 American Credit Acceptance Receivables Trust
2025-2 144A, 4.81%, 9/12/28 (a) 231
385,616 American Credit Acceptance Receivables Trust
2025-3 144A, 4.73%, 1/12/29 (a) 386
1,697,447 American Credit Acceptance Receivables Trust
2025-4 144A, 4.42%, 5/14/29 (a) 1,699
2,526,752 American Credit Acceptance Receivables Trust
2026-1 144A, 4.16%, 7/12/29 (a) 2,525
1,445,875 AmeriCredit Automobile Receivables Trust
2025-1 144A, 4.22%, 3/19/29 (a) 1,446
1,978,908 Apidos CLO 2019-32A 144A, (3 mo. Term
Secured Overnight Financing Rate + 1.100%),
4.83%, 1/20/33 (a)(b) 1,980
773,154 Arbor Realty Commercial Real Estate Notes
Ltd. 2022-FL1 144A, (U.S. Secured Overnight
Financing Rate Index 30day Average + 1.450%),
5.08%, 1/15/37 (a)(b) 775
3,550,000 ARES LX CLO Ltd. 2021-60A 144A, (3 mo.
Term Secured Overnight Financing Rate +
0.960%), 4.69%, 7/18/34 (a)(b) 3,549
348,920 ARI Fleet Lease Trust 2023-B 144A, 6.05%,
7/15/32 (a) 350
1,434,680 ARI Fleet Lease Trust 2024-A 144A, 5.30%,
11/15/32 (a) 1,438
906,070 ARI Fleet Lease Trust 2024-B 144A, 5.54%,
4/15/33 (a) 909
2,791,582 ARI Fleet Lease Trust 2025-A 144A, 4.38%,
1/17/34 (a) 2,794
761,100 ARI Fleet Lease Trust 2025-B 144A, 4.59%,
3/15/34 (a) 763
4,700,000 ARI Fleet Lease Trust 2026-A 144A, 3.96%,
11/15/34 (a) 4,676
206,311 AutoNation Finance Trust 2025-1A 144A,
4.72%, 4/10/28 (a) 206
4,222,936 AutoNation Finance Trust 2026-1A 144A,
3.95%, 1/11/29 (a) 4,219
5,200,000 Bain Capital Credit CLO Ltd. 2021-4A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.000%), 4.73%, 10/20/34 (a)(b) 5,203
4,200,000 Bain Capital Credit CLO Ltd. 2021-7A 144A, (3
mo. Term Secured Overnight Financing Rate +
0.980%), 4.71%, 1/22/35 (a)(b) 4,202
3,388,497 Barings Equipment Finance LLC 2025-B 144A,
4.02%, 2/13/29 (a) 3,381
2,500,000 Barings Equipment Finance LLC 2026-A 144A,
3.89%, 4/13/29 (a) 2,489
Principal
or Shares Security Description
Value
(000)
4,796,922 Basswood Park CLO Ltd. 2021-1A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.030%), 4.76%, 4/20/34 (a)(b) $ 4,800
3,931,361 Battalion CLO X Ltd. 2016-10A 144A, (3 mo.
Term Secured Overnight Financing Rate +
1.140%), 4.92%, 1/24/35 (a)(b) 3,935
5,727,000 Bavarian Sky UK PLC UK7, (Sterling Overnight
Index Average + 0.620%), 4.36%, 11/20/33
GBP (b)(c)(d) 7,720
5,000,000 Beechwood Park CLO Ltd. 2019-1A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.070%), 4.82%, 1/17/35 (a)(b) 5,003
5,000,000 Bethpage Park CLO Ltd. 2021-1A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.060%), 4.81%, 10/15/36 (a)(b) 5,003
564,015 BMW Vehicle Lease Trust 2025-1, 4.43%,
9/27/27  565
696,061 Bridgecrest Lending Auto Securitization Trust
2025-4, 4.35%, 6/15/28  696
2,035,098 Bridgecrest Lending Auto Securitization Trust
2026-1, 4.10%, 7/17/28  2,035
873,945 Bridgecrest Lending Auto Securitization Trust
2025-1, 4.67%, 8/15/28  874
939,852 Bridgecrest Lending Auto Securitization Trust
2024-4, 4.72%, 9/15/28  940
1,400,000 Bridgecrest Lending Auto Securitization Trust
2025-3, 4.66%, 1/15/29  1,402
1,345,578 BSPRT Issuer Ltd. 2023-FL10 144A, (1 mo.
Term Secured Overnight Financing Rate +
2.259%), 5.94%, 9/15/35 (a)(b) 1,345
1,884,885 Capital One Prime Auto Receivables Trust 2025-
1, 3.88%, 1/16/29  1,883
2,250,000 Carlyle U.S. CLO Ltd. 2020-2A 144A, (3 mo.
Term Secured Overnight Financing Rate +
1.080%), 4.89%, 1/25/35 (a)(b) 2,251
5,250,000 Carlyle U.S. CLO Ltd. 2022-1A 144A, (3 mo.
Term Secured Overnight Financing Rate +
0.980%), 4.73%, 4/15/35 (a)(b) 5,251
1,395,690 CarMax Auto Owner Trust 2025-2, 4.59%,
7/17/28  1,397
1,418,510 CarMax Auto Owner Trust 2025-3, 4.42%,
8/15/28  1,420
946,721 CarMax Auto Owner Trust 2025-4, 3.95%,
3/15/29  946
3,800,000 CarMax Auto Owner Trust 2026-1, 3.87%,
4/16/29  3,793
5,000,000 Cars Alliance Sarl 2026-G1V, 2.82%, 5/19/36
EUR (b)(c)(d) 5,766
337,704 Carvana Auto Receivables Trust 2025-P2,
4.56%, 8/10/28  338
1,185,092 Carvana Auto Receivables Trust 2024-P4,
4.64%, 1/10/30  1,188
62,195 CCG Receivables Trust 2023-1 144A, 5.82%,
9/16/30 (a) 62
1,018,333 CCG Receivables Trust 2024-1 144A, 4.99%,
3/15/32 (a) 1,023
1,949,016 CCG Receivables Trust 2025-1 144A, 4.48%,
10/14/32 (a) 1,951
1,932,006 CCG Receivables Trust 2025-2 144A, 4.14%,
8/15/34 (a) 1,927
5,000,000 Chase Auto Credit Linked Notes 2026-1 144A,
4.94%, 7/25/34 (a) 5,012

Payden Mutual Funds
Payden Limited Maturity Fund
continued
Principal
or Shares Security Description
Value
(000)
1,392,270 Chase Auto Owner Trust 2025-1A 144A, 4.40%,
7/25/28 (a) $ 1,393
1,203,315 Chesapeake Funding II LLC 2024-1A 144A,
(U.S. Secured Overnight Financing Rate Index
30day Average + 0.770%), 4.40%, 5/15/36 (a)(b) 1,205
859,032 CNH Equipment Trust 2025-B, 4.37%,
11/15/28  860
4,477,284 Compartment Driver UK Ten 10, (Sterling
Overnight Index Average + 0.600%), 4.34%,
4/25/33 GBP (b)(c)(d) 6,029
4,824,985 COOPR Residential Mortgage Trust 2025-CES4
144A, 5.04%, 11/25/60 (a) 4,775
1,418,902 Dell Equipment Finance Trust 2025-1 144A,
4.68%, 7/22/27 (a) 1,421
4,986,559 Dell Equipment Finance Trust 2025-2 144A,
4.10%, 2/22/28 (a) 4,985
1,783,451 Dell Equipment Finance Trust 2024-1 144A,
5.39%, 3/22/30 (a) 1,790
4,300,000 Diamond Infrastructure Funding LLC 2021-1A
144A, 1.76%, 4/15/49 (a) 4,246
1,689,491 DLLAD LLC 2025-1A 144A, 4.46%,
11/20/28 (a) 1,691
5,000,000 DLLMT LLC 2026-1A 144A, 4.03%, 7/20/28 (a) 4,990
304,301 DLLST LLC 2024-1A 144A, 5.05%, 8/20/27 (a) 305
1,291,992 Drive Auto Receivables Trust 2025-2, 4.29%,
10/16/28  1,292
1,029,819 Drive Auto Receivables Trust 2021-3 144A,
1.94%, 6/15/29 (a) 1,026
1,759,087 Drive Auto Receivables Trust 2025-1, 4.73%,
9/15/32  1,762
5,000,000 Driver UK Multi-Compartment SA 11, (Sterling
Overnight Index Average + 0.580%), 4.32%,
9/25/33 GBP (b)(c)(d) 6,735
3,370,000 Dryden CLO Ltd. 2022-113A 144A, (3 mo.
Term Secured Overnight Financing Rate +
1.090%), 4.84%, 10/15/37 (a)(b) 3,374
812,433 Dryden Senior Loan Fund 2015-40A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.150%), 4.80%, 8/15/31 (a)(b) 813
3,000,000 Eaton Vance CLO Ltd. 2014-1RA 144A, (3
mo. Term Secured Overnight Financing Rate +
1.600%), 5.35%, 7/15/30 (a)(b) 3,003
1,193,745 E-Carat DE 2024-1, 2.67%, 11/25/35 EUR (b)
(c)(d) 1,376
5,500,000 E-Carat UK PLC 2026-1, (Sterling Overnight
Index Average + 0.600%), 4.34%, 1/26/34
GBP (b)(c)(d) 7,406
6,000,000 Elmwood CLO Ltd. 2022-2A 144A, (3 mo. Term
Secured Overnight Financing Rate + 1.150%),
4.88%, 4/22/35 (a)(b) 6,004
138,181 Enterprise Fleet Financing LLC 2024-3 144A,
5.31%, 4/20/27 (a) 138
1,459,096 Enterprise Fleet Financing LLC 2024-4 144A,
4.69%, 7/20/27 (a) 1,461
2,347,037 Enterprise Fleet Financing LLC 2025-1 144A,
4.65%, 10/20/27 (a) 2,350
1,720,186 Enterprise Fleet Financing LLC 2025-3 144A,
4.50%, 4/20/28 (a) 1,723
3,168,784 Enterprise Fleet Financing LLC 2025-4 144A,
4.05%, 8/20/28 (a) 3,162
5,000,000 Enterprise Fleet Financing LLC 2026-1 144A,
4.00%, 10/20/28 (a) 4,983
Principal
or Shares Security Description
Value
(000)
2,495,959 Enterprise Fleet Financing LLC 2024-1 144A,
5.23%, 3/20/30 (a) $ 2,506
4,988,774 Euro-Galaxy VII CLO DAC 2019-7X, (3 mo.
EURIBOR + 0.830%), 3.30%, 7/25/35 EUR (b)
(c)(d) 5,746
2,395,617 Exeter Automobile Receivables Trust 2026-1A,
4.08%, 9/15/28  2,398
1,796,773 Exeter Automobile Receivables Trust 2025-3A,
4.78%, 7/16/29  1,800
2,000,000 Exeter Automobile Receivables Trust 2025-5A,
4.24%, 11/15/29  1,998
208,368 Exeter Select Automobile Receivables Trust
2025-1, 4.83%, 10/16/28  208
1,880,697 Exeter Select Automobile Receivables Trust
2025-3, 4.24%, 5/15/29  1,880
942,738 Exeter Select Automobile Receivables Trust
2025-2, 4.54%, 6/15/29  944
5,000,000 Flatiron RR CLO LLC 2021-2A 144A, (3 mo.
Term Secured Overnight Financing Rate +
0.910%), 4.66%, 10/15/34 (a)(b) 4,999
2,725,397 Ford Auto Securitization Trust II  Asset-Backed
Notes 2025-BA 144A, 2.71%, 12/15/27
CAD (a)(d) 1,944
236,101 Ford Credit Auto Lease Trust 2025-A, 4.57%,
8/15/27  236
2,074,107 Ford Credit Auto Lease Trust 2024-B, 4.99%,
12/15/27  2,078
2,970,579 Ford Credit Auto Lease Trust 2025-B, 4.37%,
3/15/28  2,973
1,185,378 Ford Credit Auto Owner Trust 2025-A, 4.47%,
12/15/27  1,186
589,358 Ford Credit Auto Owner Trust 2023-A, 4.65%,
2/15/28  590
4,700,000 Fortress Credit Opportunities XLI CLO
Ltd. 2026-41A 144A, (3 mo. Term Secured
Overnight Financing Rate + 1.400%), 4.96%,
7/20/34 (a)(b) 4,700
1,129,212 FS RIALTO 2021-FL2 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.584%),
5.29%, 5/16/38 (a)(b) 1,131
2,195,744 Galaxy XXII CLO Ltd. 2016-22A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.020%), 4.81%, 4/16/34 (a)(b) 2,196
144,030 GLS Auto Receivables Issuer Trust 2025-2A
144A, 4.75%, 3/15/28 (a) 144
2,831,960 GLS Auto Receivables Issuer Trust 2025-1A
144A, 4.77%, 9/15/28 (a) 2,835
1,600,000 GLS Auto Receivables Issuer Trust 2025-3A
144A, 4.44%, 3/15/29 (a) 1,601
5,300,000 GLS Auto Receivables Issuer Trust 2025-4A
144A, 4.29%, 7/16/29 (a) 5,294
6,169,000 GLS Auto Receivables Issuer Trust 2026-1A
144A, 3.97%, 11/15/29 (a) 6,143
4,662,469 GLS Auto Select Receivables Issuer Trust 2026-
1A 144A, 4.05%, 2/17/32 (a) 4,639
4,200,000 GLS Auto Select Receivables Issuer Trust 2026-
3A 144A, 4.69%, 10/15/32 (a) 4,202
2,423,116 GM Financial Automobile Leasing Trust 2025-3,
4.19%, 10/20/27  2,424
5,400,000 GM Financial Automobile Leasing Trust 2026-1,
3.77%, 4/20/28  5,385
498,855 GM Financial Consumer Automobile Receivables
Trust 2023-1, 4.66%, 2/16/28  499

Principal
or Shares Security Description
Value
(000)
4,706,202 GM Financial Consumer Automobile Receivables
Trust 2026-1, 3.77%, 3/16/29  $ 4,695
1,555,905 GMF Canada Leasing Trust Asset-Backed Notes
2026-1A 144A, 2.86%, 12/20/27 CAD (a)(d) 1,112
3,700,000 GMF Floorplan Owner Revolving Trust 2025-1A
144A, 4.59%, 3/15/29 (a) 3,707
4,900,000 GMF Floorplan Owner Revolving Trust 2024-
4A 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 0.550%), 4.18%,
11/15/29 (a)(b) 4,912
3,200,000 Goldentree Loan Management U.S. CLO Ltd.
2020-8A 144A, (3 mo. Term Secured Overnight
Financing Rate + 1.150%), 4.88%, 10/20/34 (a)
(b) 3,202
3,000,000 Golub Capital Partners CLO 53B Ltd. 2021-53A
144A, (3 mo. Term Secured Overnight Financing
Rate + 0.980%), 4.71%, 7/20/34 (a)(b) 3,001
1,020,873 GreatAmerica Leasing Receivables Funding LLC
2025-1 144A, 4.52%, 10/15/27 (a) 1,022
4,500,000 GreatAmerica Leasing Receivables Funding LLC
2025-2 144A, 4.22%, 5/15/28 (a) 4,498
1,893,949 Honda Auto Receivables Owner Trust 2025-2,
4.30%, 1/18/28  1,895
4,575,000 Hotwire Funding LLC 2021-1 144A, 2.31%,
11/20/51 (a) 4,544
4,689,000 Hotwire Funding LLC 2023-1A 144A, 5.69%,
5/20/53 (a) 4,704
859,217 HPEFS Equipment Trust 2025-1A 144A,
4.49%, 9/20/32 (a) 860
1,272,392 HPEFS Equipment Trust 2025-2A 144A,
4.07%, 11/22/32 (a) 1,272
1,645,415 Hyundai Auto Lease Securitization Trust 2025-B
144A, 4.58%, 9/15/27 (a) 1,647
3,002,672 Hyundai Auto Lease Securitization Trust 2025-C
144A, 4.37%, 1/18/28 (a) 3,005
4,809,477 Hyundai Auto Lease Securitization Trust 2026-A
144A, 3.85%, 5/15/28 (a) 4,797
2,340,789 Hyundai Auto Receivables Trust 2025-B, 4.45%,
8/15/28  2,343
5,000,000 Invesco CLO Ltd. 2021-2A 144A, (3 mo. Term
Secured Overnight Financing Rate + 1.100%),
4.85%, 7/15/34 (a)(b) 5,003
1,800,000 Invesco Euro CLO II DAC 2X, (3 mo.
EURIBOR + 0.970%), 3.25%, 8/15/34 EUR (b)
(c)(d) 2,071
4,336,782 Ivy Hill Middle Market Credit Fund XXII
Ltd. 2024-22A 144A, (3 mo. Term Secured
Overnight Financing Rate + 1.480%), 5.21%,
7/20/38 (a)(b) 4,337
5,500,000 Juniper Valley Park CLO Ltd. 2023-1A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.080%), 4.81%, 7/20/36 (a)(b) 5,502
5,250,000 KKR CLO Ltd. 25 144A, (3 mo. Term Secured
Overnight Financing Rate + 0.950%), 4.70%,
7/15/34 (a)(b) 5,250
5,500,000 KKR CLO Ltd. 34A 144A, (3 mo. Term Secured
Overnight Financing Rate + 1.100%), 4.85%,
7/15/34 (a)(b) 5,504
5,000,000 KKR CLO Ltd. 28A 144A, (3 mo. Term Secured
Overnight Financing Rate + 1.120%), 4.91%,
2/09/35 (a)(b) 5,002
Principal
or Shares Security Description
Value
(000)
2,739,011 KKR CLO Ltd. 18 144A, (3 mo. Term Secured
Overnight Financing Rate + 1.050%), 4.78%,
10/18/35 (a)(b) $ 2,739
242,039 Kubota Credit Owner Trust 2023-1A 144A,
5.02%, 6/15/27 (a) 242
1,601,340 Kubota Credit Owner Trust 2025-2A 144A,
4.48%, 4/17/28 (a) 1,604
670,550 LAD Auto Receivables Trust 2025-2A 144A,
4.30%, 7/17/28 (a) 671
4,881,703 LAD Auto Receivables Trust 2026-1A 144A,
3.75%, 5/15/29 (a) 4,869
1,900,000 LAD Select Auto Receivables Trust 2026-A
144A, 4.59%, 4/16/29 (a) 1,900
1,700,000 LCM Ltd. 31A 144A, (3 mo. Term Secured
Overnight Financing Rate + 1.280%), 5.01%,
7/20/34 (a)(b) 1,701
2,743,573 M&T Equipment Notes 2025-1A 144A, 4.70%,
12/16/27 (a) 2,750
5,900,000 Madison Park Funding LII Ltd. 2021-52A 144A,
(3 mo. Term Secured Overnight Financing Rate
+ 1.100%), 4.83%, 1/22/35 (a)(b) 5,906
3,750,000 Madison Park Funding XLIX Ltd. 2021-49A
144A, (3 mo. Term Secured Overnight Financing
Rate + 1.050%), 4.78%, 10/19/34 (a)(b) 3,751
5,850,000 Mercedes-Benz Auto Lease Trust 2026-A, 3.83%,
7/17/28  5,832
87,019 Mercedes-Benz Auto Receivables Trust 2023-1,
4.51%, 11/15/27  87
127,984 MMAF Equipment Finance LLC 2024-A 144A,
5.20%, 9/13/27 (a) 128
2,466,124 Neuberger Berman Loan Advisers CLO
Ltd. 2021-41A 144A, (3 mo. Term Secured
Overnight Financing Rate + 1.050%), 4.80%,
4/15/34 (a)(b) 2,469
5,000,000 Neuberger Berman Loan Advisers CLO
Ltd. 2021-42A 144A, (3 mo. Term Secured
Overnight Financing Rate + 0.950%), 4.74%,
7/16/36 (a)(b) 4,995
2,100,000 Neuberger Berman Loan Advisers CLO
Ltd. 2022-50A 144A, (3 mo. Term Secured
Overnight Financing Rate + 1.040%), 4.79%,
7/23/36 (a)(b) 2,101
5,000,000 Neuberger Berman Loan Advisers CLO
Ltd. 2022-51A 144A, (3 mo. Term Secured
Overnight Financing Rate + 1.000%), 4.75%,
10/23/36 (a)(b) 5,004
3,645,645 Nissan Auto Lease Trust 2025-B, 4.44%,
3/15/28  3,651
3,384,561 OneMain Direct Auto Receivables Trust 2023-
1A 144A, 5.41%, 11/14/29 (a) 3,401
4,641,831 Palmer Square Loan Funding 2024-3 Ltd.
2024-3A 144A, (3 mo. Term Secured Overnight
Financing Rate + 0.820%), 4.47%, 8/08/32 (a)
(b) 4,640
739,988 Palmer Square Loan Funding Ltd. 2025-1A
144A, (3 mo. Term Secured Overnight Financing
Rate + 0.800%), 4.45%, 2/15/33 (a)(b) 740
2,700,000 PFS Financing Corp. 2025-C 144A, (U.S.
Secured Overnight Financing Rate Index 30day
Average + 0.950%), 4.58%, 4/15/29 (a)(b) 2,709
5,000,000 PFS Financing Corp. 2025-E 144A, (U.S.
Secured Overnight Financing Rate Index 30day
Average + 0.700%), 4.32%, 7/15/29 (a)(b) 5,007

Payden Mutual Funds
Payden Limited Maturity Fund
continued
Principal
or Shares Security Description
Value
(000)
5,100,000 Pony SA Compartment German Auto Loans
2026-1, 2.75%, 12/14/36 EUR (b)(c)(d) $ 5,876
832,656 Porsche Innovative Lease Owner Trust 2025-1A
144A, 4.60%, 12/20/27 (a) 834
5,000,000 RCKT Mortgage Trust 2026-CES7 144A,
5.41%, 7/01/56 (a) 5,010
652,929 Santander Drive Auto Receivables Trust 2024-5,
4.62%, 11/15/28  653
2,353,082 Santander Drive Auto Receivables Trust 2025-4,
4.28%, 1/15/29  2,354
487,083 SFS Auto Receivables Securitization Trust 2025-
2A 144A, 4.52%, 11/20/28 (a) 488
1,364,001 SFS Auto Receivables Securitization Trust 2025-
3A 144A, 4.11%, 3/20/29 (a) 1,364
5,200,000 SFS Auto Receivables Securitization Trust 2026-
1A 144A, 3.96%, 7/21/31 (a) 5,134
1,185,440 SoFi Consumer Loan Program Trust 2025-1
144A, 4.80%, 2/27/34 (a) 1,187
662,181 SoFi Consumer Loan Program Trust 2025-2
144A, 4.82%, 6/25/34 (a) 663
1,386,637 SoFi Consumer Loan Program Trust 2025-3
144A, 4.47%, 8/15/34 (a) 1,387
1,652,372 SoFi Consumer Loan Program Trust 2025-4
144A, 4.24%, 8/25/35 (a) 1,651
3,653,051 SoFi Consumer Loan Program Trust 2026-1
144A, 4.06%, 12/26/35 (a) 3,643
1,120,192 Stellantis Financial Underwritten Enhanced Lease
Trust 2025-AA 144A, 4.63%, 7/20/27 (a) 1,121
1,209,416 Stellantis Financial Underwritten Enhanced Lease
Trust 2025-CA 144A, 4.06%, 6/20/28 (a) 1,209
805,863 Symphony CLO XX Ltd. 2018-20A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.100%), 4.89%, 1/16/32 (a)(b) 806
2,156,161 Tesla Lease Electric Vehicle Securitization LLC
2025-A 144A, 4.14%, 6/20/28 (a) 2,155
2,449,224 Towd Point Mortgage Trust 2026-CES1 144A,
4.96%, 1/25/66 (a) 2,422
4,646,626 Toyota Auto Receivables Owner Trust 2026-A,
3.80%, 12/15/28  4,639
4,240,930 Toyota Lease Owner Trust 2026-A 144A, 3.70%,
2/22/28 (a) 4,229
1,378,495 Toyota Lease Owner Trust 2025-B 144A, 3.91%,
5/22/28 (a) 1,376
462,688 USB Auto Owner Trust 2025-1A 144A, 4.51%,
6/15/28 (a) 463
5,500,000 Valley Stream Park CLO Ltd. 2022-1A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.190%), 4.92%, 1/20/37 (a)(b) 5,501
1,115,064 VERDE CLO Ltd. 2019-1A 144A, (3 mo. Term
Secured Overnight Financing Rate + 1.110%),
4.86%, 4/15/32 (a)(b) 1,115
4,100,000 Verizon Master Trust 2025-3, 4.51%, 3/20/30  4,107
3,397,745 Volkswagen Auto Lease Trust 2025-B, 3.97%,
4/20/28  3,394
844,454 Volkswagen Auto Loan Enhanced Trust 2025-1,
4.51%, 1/20/28  845
474,777 Volvo Financial Equipment LLC 2025-1A 144A,
4.41%, 11/15/27 (a) 475
3,996,116 Voya CLO Ltd. 2017-3A 144A, (3 mo. Term
Secured Overnight Financing Rate + 1.060%),
4.79%, 4/20/34 (a)(b) 3,997
282,101 Westlake Automobile Receivables Trust 2025-
1A 144A, 4.66%, 1/18/28 (a) 282
Principal
or Shares Security Description
Value
(000)
341,496 Westlake Automobile Receivables Trust 2025-P1
144A, 4.65%, 2/15/28 (a) $ 342
3,066,918 Westlake Automobile Receivables Trust 2024-
3A 144A, 4.71%, 4/17/28 (a) 3,070
1,100,722 Westlake Automobile Receivables Trust 2025-
2A 144A, 4.66%, 9/15/28 (a) 1,102
5,000,000 Westlake Automobile Receivables Trust 2025-
3A 144A, 4.22%, 6/15/29 (a) 4,995
5,200,000 Westlake Automobile Receivables Trust 2026-
1A 144A, 4.01%, 7/16/29 (a) 5,179
4,200,000 Westlake Automobile Receivables Trust 2026-P1
144A, 3.92%, 3/15/30 (a) 4,167
4,054,012 Wheels Fleet Lease Funding LLC 2025-1A 144A,
4.57%, 1/18/40 (a) 4,057
5,000,000 Wind River CLO Ltd. 2022-1A 144A, (3 mo.
Term Secured Overnight Financing Rate +
1.150%), 4.88%, 7/20/35 (a)(b) 5,000
2,345,799 World Omni Auto Receivables Trust 2025-C,
4.19%, 10/16/28  2,347
Total Asset Backed (Cost - $535,661)
536,371
Corporate Bond (30%
)
2,735,000 AAR Escrow Issuer LLC 144A, 6.75%,
3/15/29 (a) 2,796
9,500,000 ABN AMRO Bank NV 144A, (Secured
Overnight Financing Rate + 1.780%), 5.43%,
9/18/27 (a)(b) 9,516
4,900,000 ABN AMRO Bank NV 144A, (1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
0.780%), 4.99%, 12/03/28 (a)(b) 4,921
7,430,000 AerCap Ireland Capital DAC/AerCap Global
Aviation Trust , 4.88%, 4/01/28  7,447
1,460,000 AES Corp. , 5.20%, 7/15/29  1,461
1,130,000 Albertsons Cos. Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC 144A, 5.50%,
3/31/31 (a) 1,087
1,150,000 Albertsons Cos. Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC 144A, 5.63%,
3/31/32 (a) 1,095
2,485,000 Alliant Energy Finance LLC 144A, 5.40%,
6/06/27 (a) 2,502
2,970,000 Allison Transmission Inc. 144A, 4.75%,
10/01/27 (a) 2,964
3,150,000 Alumina Pty Ltd. 144A, 6.13%, 3/15/30 (a) 3,179
1,855,000 American Airlines Inc./AAdvantage Loyalty IP
Ltd. 144A, 5.75%, 4/20/29 (a) 1,846
4,730,000 American Express Co. , (U.S. Secured Overnight
Financing Rate + 0.930%), 4.60%, 7/26/28 (b) 4,750
5,225,000 American Express Co. , (U.S. Secured Overnight
Financing Rate + 0.581%), 4.01%, 2/09/29 (b) 5,178
5,320,000 American Express Co. , (U.S. Secured Overnight
Financing Rate + 1.260%), 4.93%, 4/25/29 (b) 5,382
7,110,000 American Express Co. , (U.S. Secured Overnight
Financing Rate + 0.810%), 4.47%, 7/20/29 (b) 7,145
1,605,000 American Honda Finance Corp. , 4.15%, 1/08/29  1,581
1,510,000 AmeriGas Partners LP/AmeriGas Finance Corp.
144A, 6.88%, 6/01/31 (a) 1,534
6,800,000 Amrize Finance U.S. LLC , 4.60%, 4/07/27  6,810
7,892,000 Antero Resources Corp. 144A, 5.38%,
3/01/30 (a) 7,910
4,820,000 Aon North America Inc. , 5.13%, 3/01/27  4,837
2,685,000 Ares Capital Corp. , 5.55%, 1/15/30  2,658
8,660,000 Ares Strategic Income Fund , 5.45%, 9/09/28  8,611
1,930,000 Arthur J Gallagher & Co. , 4.60%, 12/15/27  1,931

Principal
or Shares Security Description
Value
(000)
760,000 Asbury Automotive Group Inc. 144A, 4.63%,
11/15/29 (a) $ 737
8,360,000 Athene Global Funding 144A, 4.95%,
1/07/27 (a) 8,378
2,170,000 Aviation Capital Group LLC 144A, 4.75%,
4/14/27 (a) 2,174
2,395,000 Aviation Capital Group LLC 144A, 4.25%,
4/30/29 (a) 2,349
2,620,000 Axon Enterprise Inc. 144A, 6.13%, 3/15/30 (a) 2,657
1,330,000 Azorra Finance Ltd. 144A, 7.25%, 1/15/31 (a) 1,371
4,600,000 Banco Bilbao Vizcaya Argentaria SA , 4.15%,
3/03/29  4,525
10,000,000 Banco Santander SA , (U.S. Secured Overnight
Financing Rate + 1.120%), 4.78%, 7/15/28 (b) 10,055
9,480,000 Bank of America Corp. , (U.S. Secured Overnight
Financing Rate + 0.830%), 4.98%, 1/24/29 (b) 9,518
9,980,000 Bank of America Corp. , (U.S. Secured Overnight
Financing Rate + 1.110%), 4.74%, 5/09/29 (b) 10,063
6,895,000 Bank of Montreal , (Secured Overnight Financing
Rate + 0.670%), 5.00%, 1/27/29 (b) 6,932
4,965,000 Bank of New York Mellon Corp. , (U.S. Secured
Overnight Financing Rate + 0.680%), 4.44%,
6/09/28 (b) 4,965
5,460,000 Bank of New Zealand 144A, (U.S. Secured
Overnight Financing Rate + 0.790%), 4.44%,
6/10/31 (a)(b) 5,481
9,760,000 Bank of Nova Scotia , (U.S. Secured Overnight
Financing Rate + 1.000%), 4.65%, 9/08/28 (b) 9,800
10,650,000 Bank of Nova Scotia , (U.S. Secured Overnight
Financing Rate + 0.760%), 4.04%, 9/15/28 (b) 10,589
4,270,000 Banque Federative du Credit Mutuel SA 144A,
5.09%, 1/23/27 (a) 4,285
10,065,000 Barclays PLC , (U.S. Secured Overnight Financing
Rate + 1.080%), 4.71%, 11/11/29 (b) 10,125
2,530,000 Barclays PLC , (U.S. Secured Overnight Financing
Rate + 0.930%), 4.22%, 5/24/30 (b) 2,475
7,485,000 Blackstone Secured Lending Fund , 2.13%,
2/15/27  7,370
2,660,000 Blackstone Secured Lending Fund , 5.88%,
11/15/27  2,680
1,450,000 Blue Owl Credit Income Corp. , 7.75%, 9/16/27  1,479
600,000 Blue Owl Credit Income Corp. , 7.95%, 6/13/28  618
1,400,000 Blue Racer Midstream LLC/Blue Racer Finance
Corp. 144A, 7.00%, 7/15/29 (a) 1,437
4,825,000 BMW U.S. Capital LLC 144A, 4.90%,
4/02/27 (a) 4,839
6,340,000 CaixaBank SA 144A, (U.S. Secured Overnight
Financing Rate + 1.140%), 4.63%, 7/03/29 (a)
(b) 6,321
9,430,000 Canadian Imperial Bank of Commerce , (U.S.
Secured Overnight Financing Rate + 0.720%),
4.86%, 1/13/28 (b) 9,445
4,240,000 Canadian Imperial Bank of Commerce , (Secured
Overnight Financing Rate + 0.790%), 4.28%,
1/29/30 (b) 4,179
1,530,000 Carnival Corp. Ltd. 144A, 5.13%, 5/01/29 (a) 1,519
1,750,000 Carnival Corp. Ltd. 144A, 5.75%, 3/15/30 (a) 1,754
926,000 CCO Holdings LLC/CCO Holdings Capital
Corp. 144A, 5.13%, 5/01/27 (a) 925
2,000,000 Churchill Downs Inc. 144A, 4.75%, 1/15/28 (a) 1,982
9,755,000 Citibank N.A. , (U.S. Secured Overnight
Financing Rate + 0.712%), 4.88%, 11/19/27 (b) 9,772
10,370,000 Citigroup Inc. , (U.S. Secured Overnight
Financing Rate + 1.143%), 4.64%, 5/07/28 (b) 10,374
Principal
or Shares Security Description
Value
(000)
3,930,000 Citigroup Inc. , (U.S. Secured Overnight
Financing Rate + 1.171%), 4.82%, 9/11/31 (b) $ 3,962
2,750,000 Citizens Bank N.A. , (U.S. Secured Overnight
Financing Rate + 0.700%), 4.19%, 1/29/29 (b) 2,726
4,215,000 Constellation Energy Generation LLC , 3.90%,
1/08/28  4,179
3,469,000 Continental Resources Inc. 144A, 2.27%,
11/15/26 (a) 3,445
2,090,000 Corebridge Global Funding 144A, 4.90%,
1/07/28 (a) 2,097
1,000,000 Daimler Truck Finance North America LLC
144A, 5.00%, 1/15/27 (a) 1,003
1,020,000 Daimler Truck Finance North America LLC
144A, 4.30%, 8/12/27 (a) 1,018
4,570,000 Daimler Truck Finance North America LLC
144A, (U.S. Secured Overnight Financing Rate +
0.960%), 4.61%, 9/25/27 (a)(b) 4,590
1,870,000 Daimler Truck Finance North America LLC
144A, 4.15%, 1/12/29 (a) 1,842
3,965,000 Danske Bank A/S 144A, (1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
0.950%), 5.43%, 3/01/28 (a)(b)(e) 3,984
1,360,000 Enerflex Inc. 144A, 6.88%, 1/15/31 (a) 1,383
6,840,000 Energy Transfer LP , 6.05%, 12/01/26  6,869
1,744,000 Energy Transfer LP , 5.55%, 2/15/28  1,766
865,000 Equifax Inc. , 5.00%, 8/15/29  866
2,180,000 Equitable America Global Funding 144A,
3.95%, 9/15/27 (a) 2,160
2,105,000 Evergy Inc. , 4.25%, 3/15/29  2,076
4,900,000 Expand Energy Corp. , 5.38%, 3/15/30  4,916
3,635,000 Fidelity National Information Services Inc. ,
4.55%, 3/10/29  3,603
3,060,000 Ford Motor Credit Co. LLC , 5.85%, 5/17/27  3,081
855,000 Freedom Mortgage Holdings LLC 144A, 9.25%,
2/01/29 (a) 879
2,720,000 General Motors Financial Co. Inc. , 5.40%,
5/08/27  2,738
6,950,000 General Motors Financial Co. Inc. , (Secured
Overnight Financing Rate + 1.050%), 4.71%,
7/15/27 (b) 6,966
5,075,000 General Motors Financial Co. Inc. , (Secured
Overnight Financing Rate + 1.170%), 4.83%,
4/04/28 (b) 5,099
2,000,000 GGAM Finance Ltd. 144A, 8.00%, 2/15/27 (a) 2,001
3,550,000 Glencore Funding LLC 144A, 5.34%, 4/04/27 (a) 3,571
5,320,000 Goldman Sachs Group Inc. , (U.S. Secured
Overnight Financing Rate + 1.319%), 4.94%,
4/23/28 (b) 5,331
6,660,000 Goldman Sachs Group Inc. , (U.S. Secured
Overnight Financing Rate + 0.710%), 4.15%,
1/21/29 (b) 6,598
4,475,000 Goldman Sachs Private Credit Corp. , 5.38%,
1/31/29  4,434
1,065,000 Group 1 Automotive Inc. 144A, 6.38%,
1/15/30 (a) 1,071
5,125,000 Hess Midstream Operations LP 144A, 5.88%,
3/01/28 (a) 5,153
1,255,000 Hess Midstream Operations LP 144A, 6.50%,
6/01/29 (a) 1,280
9,700,000 Hewlett Packard Enterprise Co. , 4.05%, 9/15/27  9,643
1,340,000 Host Hotels & Resorts LP , 4.25%, 12/15/28  1,320
8,330,000 HPS Corporate Lending Fund , 5.30%, 6/05/27  8,333

Payden Mutual Funds
Payden Limited Maturity Fund
continued
Principal
or Shares Security Description
Value
(000)
4,670,000 Huntington National Bank , (U.S. Secured
Overnight Financing Rate + 0.720%), 4.87%,
4/12/28 (b) $ 4,677
6,285,000 Hyundai Capital America 144A, (U.S. Secured
Overnight Financing Rate + 1.500%), 5.16%,
1/08/27 (a)(b) 6,310
3,685,000 Hyundai Capital America 144A, 4.88%,
6/23/27 (a) 3,699
4,410,000 Hyundai Capital America 144A, 4.25%,
1/08/29 (a) 4,343
1,540,000 Infinity Natural Resources LLC 144A, 7.63%,
4/01/31 (a) 1,537
2,610,000 Jabil Inc. , 4.20%, 2/01/29  2,563
9,615,000 Jefferies Financial Group Inc. , 4.30%, 2/11/27  9,607
2,000,000 Jefferson Capital Holdings LLC 144A, 6.00%,
8/15/26 (a) 2,000
2,755,000 Jersey Central Power & Light Co. 144A, 4.60%,
1/15/30 (a) 2,727
4,100,000 JPMorgan Chase & Co. , (U.S. Secured Overnight
Financing Rate + 1.190%), 5.04%, 1/23/28 (b) 4,110
4,865,000 JPMorgan Chase & Co. , (U.S. Secured Overnight
Financing Rate + 0.930%), 5.57%, 4/22/28 (b) 4,899
5,460,000 JPMorgan Chase & Co. , (U.S. Secured Overnight
Financing Rate + 0.930%), 4.59%, 7/22/28 (b) 5,489
3,900,000 JPMorgan Chase & Co. , (U.S. Secured Overnight
Financing Rate + 0.860%), 4.51%, 10/22/28 (b) 3,892
2,000,000 KFC Holding Co./Pizza Hut Holdings LLC/Taco
Bell of America LLC 144A, 4.75%, 6/01/27 (a) 1,993
2,080,000 Kodiak Gas Services LLC 144A, 5.88%,
4/01/31 (a) 2,058
3,335,000 Kraken Oil & Gas Partners LLC 144A, 7.13%,
5/15/31 (a) 3,291
1,075,000 Lincoln Financial Global Funding 144A, 4.20%,
1/12/29 (a) 1,056
695,000 Lithia Motors Inc. 144A, 4.38%, 1/15/31 (a) 658
3,065,000 M&T Bank Corp. , (U.S. Secured Overnight
Financing Rate + 0.930%), 4.83%, 1/16/29 (b) 3,069
2,000,000 Macquarie Bank Ltd. 144A, (U.S. Secured
Overnight Financing Rate + 0.920%), 4.58%,
7/02/27 (a)(b) 2,010
4,000,000 Main Street Capital Corp. , 5.40%, 8/15/28  3,991
6,075,000 Main Street Capital Corp. , 6.95%, 3/01/29  6,247
2,645,000 Manufacturers & Traders Trust Co. , (U.S. Secured
Overnight Financing Rate + 0.950%), 4.76%,
7/06/28 (b) 2,646
2,595,000 Manufacturers & Traders Trust Co. , (U.S. Secured
Overnight Financing Rate + 0.940%), 4.55%,
4/18/30 (b) 2,567
2,105,000 Maple Parent Holdings Corp. 144A, 4.75%,
3/26/29 (a) 2,097
3,025,000 Match Group Holdings II LLC 144A, 5.00%,
12/15/27 (a) 3,018
10,305,000 Mercedes-Benz Finance North America LLC
144A, (U.S. Secured Overnight Financing Rate +
0.660%), 4.33%, 8/04/28 (a)(b) 10,305
3,390,000 Mercedes-Benz Finance North America LLC
144A, 4.25%, 3/10/29 (a) 3,339
1,990,000 Meritage Homes Corp. , 5.13%, 6/06/27  1,990
10,040,000 Mitsubishi UFJ Financial Group Inc. , (U.S.
Secured Overnight Financing Rate + 0.840%),
4.50%, 7/24/30 (b) 10,040
7,420,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 1.020%), 4.68%, 4/13/28 (b) 7,443
Principal
or Shares Security Description
Value
(000)
6,375,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 0.800%), 4.24%, 1/09/30 (b) $ 6,270
3,350,000 Morgan Stanley Bank N.A. , (U.S. Secured
Overnight Financing Rate + 0.940%), 4.60%,
7/14/28 (b) 3,363
2,240,000 Morgan Stanley Bank N.A. , (Secured Overnight
Financing Rate + 0.974%), 4.79%, 5/10/30 (b) 2,231
5,880,000 Morgan Stanley Private Bank N.A. , (U.S. Secured
Overnight Financing Rate + 0.770%), 4.43%,
7/06/28 (b) 5,891
3,575,000 Morgan Stanley Private Bank N.A. , (U.S. Secured
Overnight Financing Rate + 0.770%), 4.47%,
7/06/28 (b) 3,570
6,315,000 National Bank of Canada , (Secured Overnight
Financing Rate + 0.760%), 4.17%, 1/20/29 (b) 6,267
2,000,000 Navient Corp. , 5.00%, 3/15/27  1,992
6,000,000 NextEra Energy Capital Holdings Inc. , 4.69%,
9/01/27  6,011
5,290,000 NextEra Energy Capital Holdings Inc. , (Secured
Overnight Financing Rate + 0.800%), 4.43%,
2/04/28 (b) 5,312
2,410,000 Omnicom Group Inc. , 4.20%, 3/02/29  2,368
3,125,000 ONEOK Inc. , 5.55%, 11/01/26  3,132
5,055,000 ONEOK Inc. , 4.25%, 9/24/27  5,038
2,900,000 Oracle Corp. , 2.80%, 4/01/27  2,865
2,360,000 Owens Corning , 5.50%, 6/15/27  2,379
205,000 Park Intermediate Holdings LLC/PK Domestic
Property LLC/PK Finance Co.-Issuer 144A,
4.88%, 5/15/29 (a) 200
1,965,000 Penske Truck Leasing Co. LP/PTL Finance Corp.
144A, 5.35%, 1/12/27 (a) 1,971
2,865,000 PNC Bank N.A. , (U.S. Secured Overnight
Financing Rate + 0.727%), 4.43%, 7/21/28 (b) 2,860
4,855,000 PNC Financial Services Group Inc. , (Secured
Overnight Financing Rate + 1.730%), 6.62%,
10/20/27 (b) 4,876
1,895,000 PNC Financial Services Group Inc. , (U.S. Secured
Overnight Financing Rate + 1.342%), 5.30%,
1/21/28 (b) 1,902
2,040,000 Primo Water Holdings Inc./Triton Water
Holdings Inc. 144A, 4.38%, 4/30/29 (a) 1,978
1,815,000 Principal Life Global Funding II 144A, 5.00%,
1/16/27 (a) 1,821
3,015,000 Repsol E&P Capital Markets U.S. LLC 144A,
4.81%, 9/16/28 (a) 3,015
10,065,000 Royal Bank of Canada , (Secured Overnight
Financing Rate + 0.880%), 4.51%, 8/06/29 (b) 10,106
3,640,000 Ryder System Inc. , 5.30%, 3/15/27  3,656
11,100,000 Salesforce Inc. , 4.65%, 3/15/29  11,054
7,470,000 Santander Holdings USA Inc. , (U.S. Secured
Overnight Financing Rate + 1.610%), 5.26%,
3/20/29 (b) 7,551
640,000 Standard Industries Inc. 144A, 4.38%,
7/15/30 (a) 605
2,425,000 Starwood Property Trust Inc. 144A, 5.88%,
8/15/29 (a) 2,431
1,285,000 Starwood Property Trust Inc. 144A, 6.50%,
7/01/30 (a) 1,307
3,500,000 State Street Corp. , (U.S. Secured Overnight
Financing Rate + 0.950%), 4.54%, 4/24/28 (b)
(e) 3,501
2,265,000 Sumitomo Mitsui Financial Group Inc. , 4.11%,
1/15/29  2,229
1,090,000 Sunoco LP 144A, 7.00%, 5/01/29 (a) 1,114

Principal
or Shares Security Description
Value
(000)
3,310,000 Sunoco LP 144A, 5.38%, 7/15/31 (a) $ 3,249
1,575,000 SV RNO Property Owner 1 LLC 144A, 5.88%,
3/01/31 (a) 1,464
5,870,000 Synchrony Financial , (U.S. Secured Overnight
Financing Rate + 1.346%), 5.45%, 10/15/30 (b)
(e) 5,879
4,480,000 Synopsys Inc. , 4.55%, 4/01/27  4,486
3,315,000 TD SYNNEX Corp. , 4.30%, 1/17/29  3,260
3,045,000 TerraForm Power Operating LLC 144A, 5.00%,
1/31/28 (a) 3,014
11,265,000 Toronto-Dominion Bank F, (U.S. Secured
Overnight Financing Rate + 0.730%), 4.40%,
7/27/29 (b) 11,271
4,680,000 Travel + Leisure Co. 144A, 6.25%, 6/01/31 (a) 4,689
7,180,000 Truist Bank , (U.S. Secured Overnight Financing
Rate + 0.770%), 4.42%, 7/24/28 (b) 7,164
3,440,000 Truist Bank I, (U.S. Secured Overnight Financing
Rate + 0.662%), 4.14%, 1/27/29 (b) 3,410
5,585,000 Truist Bank , (U.S. Secured Overnight Financing
Rate + 0.911%), 4.14%, 10/23/29 (b) 5,503
835,000 TTM Technologies Inc. 144A, 4.00%,
3/01/29 (a) 803
5,280,000 U.S. Bank N.A. , (U.S. Secured Overnight
Financing Rate + 0.910%), 4.73%, 5/15/28 (b)
(e) 5,287
5,045,000 UBS AG , (U.S. Secured Overnight Financing
Rate + 0.720%), 4.86%, 1/10/28 (b) 5,053
4,490,000 UBS Group AG 144A, (U.S. Secured Overnight
Financing Rate + 0.840%), 4.15%, 12/23/29 (a)
(b) 4,419
3,920,000 UBS Group AG 144A, (U.S. Secured Overnight
Financing Rate + 0.840%), 4.49%, 12/23/29 (a)
(b) 3,921
8,970,000 UBS Group AG 144A, (U.S. Secured Overnight
Financing Rate + 0.840%), 4.21%, 4/10/30 (a)
(b) 8,799
3,140,000 Venture Global LNG Inc. 144A, 9.50%,
2/01/29 (a) 3,363
1,155,000 Vistra Operations Co. LLC 144A, 5.05%,
12/30/26 (a) 1,159
900,000 Vistra Operations Co. LLC 144A, 5.00%,
7/31/27 (a) 900
3,700,000 Vistra Operations Co. LLC 144A, 4.30%,
10/15/28 (a) 3,655
3,845,000 WEC Energy Group Inc. , 4.75%, 1/15/28  3,855
3,815,000 Wells Fargo & Co. , (U.S. Secured Overnight
Financing Rate + 1.070%), 5.71%, 4/22/28 (b) 3,845
7,055,000 Wells Fargo & Co. , (U.S. Secured Overnight
Financing Rate + 1.370%), 5.04%, 4/23/29 (b) 7,141
10,530,000 Wells Fargo & Co. , (U.S. Secured Overnight
Financing Rate + 0.880%), 4.53%, 9/15/29 (b) 10,566
960,000 XHR LP 144A, 6.63%, 5/15/30 (a) 982
2,465,000 Zions Bancorp N.A. , (U.S. Secured Overnight
Financing Rate + 1.055%), 4.48%, 2/09/29 (b) 2,446
3,655,000 Zions Bancorp N.A. , (U.S. Secured Overnight
Financing Rate + 1.080%), 5.24%, 10/01/29 (b) 3,657
Total Corporate Bond (Cost - $753,825)
754,074
Mortgage Backed (20%
)
2,750,000 Acrec 2025 Fl LLC 2025-FL3 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.310%),
4.98%, 8/18/42 (a)(b) 2,753
Principal
or Shares Security Description
Value
(000)
5,000,000 AREIT Ltd. 2026-CRE12 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.350%),
5.00%, 2/18/44 (a)(b) $ 5,007
3,900,000 BAY Trust 2026-MDWS 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.643%),
5.32%, 6/15/41 (a)(b) 3,895
2,800,000 BDS LLC 2025-FL14 144A, (1 mo. Term Secured
Overnight Financing Rate + 1.282%), 4.95%,
10/17/42 (a)(b) 2,800
5,600,000 BDS LLC 2026-FL17 144A, (1 mo. Term Secured
Overnight Financing Rate + 1.550%), 5.22%,
5/19/43 (a)(b) 5,605
5,000,000 BDS LLC 2026-FL18 144A, (1 mo. Term Secured
Overnight Financing Rate + 1.300%), 0.00%,
2/08/44 (a)(b) 5,009
2,900,000 BHMS Commercial Mortgage Trust 2025-ATLS
144A, (1 mo. Term Secured Overnight Financing
Rate + 1.850%), 5.53%, 8/15/42 (a)(b) 2,909
4,700,000 BRSP Ltd. 2024-FL2 144A, (1 mo. Term Secured
Overnight Financing Rate + 1.945%), 5.62%,
8/19/37 (a)(b) 4,704
5,000,000 BSPDF Issuer LLC 2026-FL3 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.450%),
5.12%, 9/18/43 (a)(b) 5,014
5,000,000 BSPRT Issuer LLC 2026-FL13 144A, (1 mo.
Term Secured Overnight Financing Rate +
1.500%), 5.17%, 10/18/43 (a)(b) 5,014
5,329,283 BX Commercial Mortgage Trust 2024-XL4
144A, (1 mo. Term Secured Overnight Financing
Rate + 1.442%), 5.12%, 2/15/39 (a)(b) 5,345
3,777,439 BX Commercial Mortgage Trust 2024-XL5
144A, (1 mo. Term Secured Overnight Financing
Rate + 1.392%), 5.07%, 3/15/41 (a)(b) 3,786
2,924,935 BX Commercial Mortgage Trust 2024-MDHS
144A, (1 mo. Term Secured Overnight Financing
Rate + 1.641%), 5.32%, 5/15/41 (a)(b) 2,933
4,423,874 BX Commercial Mortgage Trust 2024-AIRC
144A, (1 mo. Term Secured Overnight Financing
Rate + 1.691%), 5.37%, 8/15/41 (a)(b) 4,448
4,600,000 BX Trust 2026-OPTM 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.200%),
4.88%, 3/15/39 (a)(b) 4,592
3,969,126 BX Trust 2025-LUNR 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.500%),
5.18%, 6/15/40 (a)(b) 3,982
1,036,260 BX Trust 2024-VLT4 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.491%),
5.17%, 6/15/41 (a)(b) 1,036
5,100,000 BX Trust 2025-VLT7 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.700%),
5.38%, 7/15/44 (a)(b) 5,094
6,500,000 BX Trust 2025-VOLT 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.700%),
5.38%, 12/15/44 (a)(b) 6,495
1,971,534 BXMT Ltd. 2020-FL2 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.514%),
5.19%, 2/15/38 (a)(b) 1,967
5,000,000 BXMT Ltd. 2026-FL6 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.450%),
5.12%, 8/19/43 (a)(b) 4,997
3,173,949 Colt Mortgage Loan Trust 2024-7 144A, 5.54%,
12/26/69 (a) 3,174

Payden Mutual Funds
Payden Limited Maturity Fund
continued
Principal
or Shares Security Description
Value
(000)
3,442,266 Colt Mortgage Loan Trust 2025-1 144A, 5.70%,
1/25/70 (a) $ 3,448
1,299,496 COLT Mortgage Loan Trust 2024-INV4 144A,
5.61%, 5/25/69 (a) 1,302
4,059,758 COLT Mortgage Loan Trust 2024-6 144A,
5.39%, 11/25/69 (a) 4,051
2,611,291 COLT Mortgage Loan Trust 2025-10 144A,
5.09%, 10/25/70 (a)(f) 2,589
3,133,549 COLT Mortgage Loan Trust 2025-10 144A,
5.29%, 10/25/70 (a) 3,107
3,350,523 COLT Mortgage Loan Trust 2025-11 144A,
5.05%, 11/25/70 (a)(f) 3,317
4,000,000 COLT Mortgage Loan Trust 2026-6 144A,
5.65%, 8/25/71 (a)(f) 4,000
2,039,830 Connecticut Avenue Securities Trust 2023-
R04 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.300%), 5.92%,
5/25/43 (a)(b) 2,068
1,923,219 Connecticut Avenue Securities Trust 2023-
R05 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.900%), 5.52%,
6/25/43 (a)(b) 1,933
1,676,476 Connecticut Avenue Securities Trust 2023-
R06 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.700%), 5.32%,
7/25/43 (a)(b) 1,680
236,138 Connecticut Avenue Securities Trust 2024-
R02 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.100%), 4.72%,
2/25/44 (a)(b) 236
7,105,295 Connecticut Avenue Securities Trust 2024-
R05 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.000%), 4.62%,
7/25/44 (a)(b) 7,115
1,630,614 Connecticut Avenue Securities Trust 2024-
R06 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.150%), 4.77%,
9/25/44 (a)(b) 1,635
2,718,926 Connecticut Avenue Securities Trust 2025-
R03 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.450%), 5.07%,
3/25/45 (a)(b) 2,732
2,273,623 Connecticut Avenue Securities Trust 2025-
R03 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.600%), 5.22%,
3/25/45 (a)(b) 2,275
1,658,230 Connecticut Avenue Securities Trust 2025-
R04 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.000%), 4.62%,
5/25/45 (a)(b) 1,660
4,411,733 Connecticut Avenue Securities Trust 2025-
R06 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 0.900%), 4.52%,
9/25/45 (a)(b) 4,414
3,106,597 Cross 2026-NQM6 144A, 5.27%, 5/25/71 (a)(f) 3,088
5,570,800 Cross Mortgage Trust 2026-NQM1 144A,
4.70%, 2/25/61 (a)(f) 5,491
7,263,281 Cross Mortgage Trust 2026-NQM2 144A,
4.83%, 3/25/61 (a)(f) 7,178
2,039,067 Cross Mortgage Trust 2024-H7 144A, 5.59%,
11/25/69 (a)(f) 2,042
3,311,066 Cross Mortgage Trust 2024-H8 144A, 5.55%,
12/25/69 (a)(f) 3,321
Principal
or Shares Security Description
Value
(000)
4,987,895 Cross Mortgage Trust 2026-NQM8 144A,
5.68%, 7/25/71 (a) $ 4,974
4,900,000 CROSS Mortgage Trust 2026-NQM9 144A,
5.88%, 8/25/71 (a) 4,903
3,880,618 DBGS 2024-SBL 144A, (1 mo. Term Secured
Overnight Financing Rate + 1.882%), 5.56%,
8/15/34 (a)(b) 3,883
5,950,000 DGWD Trust 2025-INFL 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.600%),
5.28%, 8/15/35 (a)(b) 5,984
3,900,000 Fontainebleau Miami Beach Mortgage Trust
2024-FBLU 144A, (1 mo. Term Secured
Overnight Financing Rate + 1.450%), 5.13%,
12/15/39 (a)(b) 3,909
684,817 Freddie Mac STACR REMIC Trust 2021-DNA5
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.650%), 5.27%,
1/25/34 (a)(b) 686
329,953 Freddie Mac STACR REMIC Trust 2022-DNA2
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.300%), 4.92%,
2/25/42 (a)(b) 330
5,000,000 Freddie Mac STACR REMIC Trust 2022-DNA3
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.900%), 6.52%,
4/25/42 (a)(b) 5,067
2,696,514 Freddie Mac STACR REMIC Trust 2022-DNA5
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.950%), 6.57%,
6/25/42 (a)(b) 2,725
1,994,486 Freddie Mac STACR REMIC Trust 2022-HQA2
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.650%), 6.27%,
7/25/42 (a)(b) 2,019
4,247,824 Freddie Mac STACR REMIC Trust 2022-HQA3
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.300%), 5.92%,
8/25/42 (a)(b) 4,295
646,664 Freddie Mac STACR REMIC Trust 2022-DNA6
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.150%), 5.77%,
9/25/42 (a)(b) 647
4,901,825 Freddie Mac STACR REMIC Trust 2023-HQA3
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.850%), 5.47%,
11/25/43 (a)(b) 4,926
6,621,664 Freddie Mac STACR REMIC Trust 2023-HQA3
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.850%), 5.47%,
11/25/43 (a)(b) 6,656
2,950,109 Freddie Mac STACR REMIC Trust 2024-DNA1
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.350%), 4.97%,
2/25/44 (a)(b) 2,963
2,160,000 Freddie Mac STACR REMIC Trust 2024-DNA3
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.050%), 4.67%,
10/25/44 (a)(b) 2,163
2,562,500 Freddie Mac STACR REMIC Trust 2025-DNA3
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 0.950%), 4.57%,
9/25/45 (a)(b) 2,565

Principal
or Shares Security Description
Value
(000)
3,312,500 Freddie Mac STACR REMIC Trust 2025-DNA4
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 0.900%), 4.52%,
10/25/45 (a)(b) $ 3,314
767,292 Freddie Mac STACR REMIC Trust 2022-DNA7
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.500%), 6.12%,
3/25/52 (a)(b) 770
4,300,000 FS Commercial Mortgage Trust 2026-PALM
144A, (1 mo. Term Secured Overnight Financing
Rate + 1.400%), 5.05%, 7/15/41 (a)(b) 4,310
3,500,000 FS Rialto 2021-FL3 144A, (1 mo. Term Secured
Overnight Financing Rate + 1.664%), 5.37%,
11/16/36 (a)(b) 3,508
2,000,000 FS RIALTO 2021-FL2 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.914%),
5.62%, 5/16/38 (a)(b) 2,001
9,500,000 FS Rialto Issuer LLC 2024-FL9 144A, (1 mo.
Term Secured Overnight Financing Rate +
1.631%), 5.30%, 10/19/39 (a)(b) 9,514
4,000,000 FS Trust 2026-HULA 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.450%),
5.13%, 3/15/41 (a)(b) 4,013
2,000,000 Great Wolf Trust 2024-WOLF 144A, (1 mo.
Term Secured Overnight Financing Rate +
1.542%), 5.22%, 3/15/39 (a)(b) 2,005
5,100,000 Greystone CRE Notes LLC 2025-FL4 144A, (1
mo. Term Secured Overnight Financing Rate +
1.481%), 5.16%, 1/15/43 (a)(b) 5,110
1,642,771 HIH Trust 2024-61P 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.842%),
5.52%, 10/15/41 (a)(b) 1,648
5,700,000 HTL Commercial Mortgage Trust 2024-T53
144A, 5.88%, 5/10/39 (a)(f) 5,722
2,822,878 JP Morgan Mortgage Trust 2024-NQM1 144A,
5.59%, 2/25/64 (a) 2,832
3,247,888 JP Morgan Mortgage Trust 2025-NQM1 144A,
5.59%, 6/25/65 (a) 3,255
4,550,000 LoanCore Issuer LLC 2025-CRE9 144A, (1
mo. Term Secured Overnight Financing Rate +
1.450%), 5.12%, 8/18/42 (a)(b) 4,563
2,497,646 MCR Mortgage Trust 2024-HTL 144A, (1
mo. Term Secured Overnight Financing Rate +
1.758%), 5.44%, 2/15/37 (a)(b) 2,501
5,000,000 MF1 LLC 2025-FL19 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.488%),
5.16%, 5/18/42 (a)(b) 5,008
1,930,526 MF1 Ltd. 2022-FL8 144A, (1 mo. Term Secured
Overnight Financing Rate + 1.350%), 5.02%,
2/19/37 (a)(b) 1,931
2,000,000 Morgan Stanley Capital I Trust 2020-CNP 144A,
2.43%, 4/05/42 (a)(f) 1,772
4,356,659 Morgan Stanley Residential Mortgage Loan Trust
2025-NQM8 144A, 4.96%, 9/25/70 (a)(f) 4,309
4,778,073 Morgan Stanley Residential Mortgage Loan Trust
2026-NQM2 144A, 4.73%, 1/26/71 (a)(f) 4,709
4,847,588 Morgan Stanley Residential Mortgage Loan Trust
2026-DSC2 144A, 5.44%, 4/27/71 (a)(f) 4,827
4,872,675 Morgan Stanley Residential Mortgage Loan Trust
2026-NQM5 144A, 5.74%, 4/27/71 (a) 4,865
3,400,000 Morgan Stanley Residential Mortgage Loan Trust
2026-NQM8 144A, 5.71%, 6/25/71 (a) 3,392
Principal
or Shares Security Description
Value
(000)
4,000,000 NYC Commercial Mortgage Trust 2026-31W
144A, 5.54%, 7/15/38 (a)(f) $ 3,985
5,200,000 NYC Commercial Mortgage Trust 2025-28L
144A, 4.67%, 11/05/38 (a)(f) 5,148
3,158,636 OBX Trust 2025-NQM7 144A, 5.56%,
5/25/55 (a) 3,161
2,583,527 OBX Trust 2024-NQM13 144A, 5.12%,
6/25/64 (a) 2,579
2,617,436 OBX Trust 2024-NQM12 144A, 5.48%,
7/25/64 (a) 2,618
2,425,536 OBX Trust 2024-NQM14 144A, 4.94%,
9/25/64 (a) 2,417
1,406,788 OBX Trust 2024-NQM15 144A, 5.32%,
10/25/64 (a) 1,406
2,466,457 OBX Trust 2024-NQM18 144A, 5.41%,
10/25/64 (a)(f) 2,467
1,281,301 OBX Trust 2024-NQM16 144A, 5.53%,
10/25/64 (a) 1,284
2,657,340 OBX Trust 2025-NQM2 144A, 5.60%,
11/25/64 (a) 2,664
2,887,894 OBX Trust 2024-NQM17 144A, 5.61%,
11/25/64 (a)(f) 2,896
2,129,100 OBX Trust 2025-NQM3 144A, 5.65%,
12/01/64 (a) 2,135
2,342,455 OBX Trust 2025-NQM1 144A, 5.55%,
12/25/64 (a)(f) 2,344
4,716,085 OBX Trust 2025-NQM11 144A, 5.42%,
5/25/65 (a) 4,706
2,180,718 OBX Trust 2025-NQM14 144A, 5.16%,
7/25/65 (a) 2,171
3,508,868 OBX Trust 2025-NQM15 144A, 5.14%,
7/27/65 (a)(f) 3,488
4,781,899 OBX Trust 2026-NQM3 144A, 4.65%,
1/25/66 (a)(f) 4,707
3,186,983 OBX Trust 2026-NQM5 144A, 5.32%,
1/25/66 (a)(f) 3,172
4,499,561 OBX Trust 2026-NQM9 144A, 5.52%,
4/25/66 (a) 4,485
5,000,000 OBX Trust 2026-NQM10 144A, 5.60%,
6/25/66 (a) 4,991
1,700,115 PFP Ltd. 2024-11 144A, (1 mo. Term Secured
Overnight Financing Rate + 1.832%), 5.50%,
9/17/39 (a)(b) 1,702
5,000,000 PFP Ltd. 2025-12 144A, (1 mo. Term Secured
Overnight Financing Rate + 1.489%), 5.16%,
12/18/42 (a)(b) 5,015
3,650,000 PFP Ltd. 2026-13 144A, (1 mo. Term Secured
Overnight Financing Rate + 1.500%), 5.17%,
8/18/43 (a)(b) 3,667
1,945,149 RCKT Mortgage Trust 2024-CES2 144A,
6.14%, 4/25/44 (a)(f) 1,953
1,489,295 RCKT Mortgage Trust 2024-CES9 144A,
5.58%, 12/25/44 (a) 1,491
4,990,031 RCKT Mortgage Trust 2025-CES1 144A,
5.65%, 1/25/45 (a) 5,002
2,613,800 RCKT Mortgage Trust 2025-CES3 144A,
5.55%, 3/25/55 (a) 2,619
2,223,474 RCKT Mortgage Trust 2025-CES5 144A,
5.69%, 5/25/55 (a) 2,229
4,107,552 RCKT Mortgage Trust 2025-CES6 144A,
5.47%, 6/25/55 (a) 4,106
3,494,913 RCKT Mortgage Trust 2025-CES7 144A,
5.38%, 7/25/55 (a) 3,490

Payden Mutual Funds
Payden Limited Maturity Fund
continued
Principal
or Shares Security Description
Value
(000)
3,690,659 RCKT Mortgage Trust 2025-CES8 144A,
5.15%, 8/25/55 (a)(f) $ 3,673
4,094,718 RCKT Mortgage Trust 2025-CES9 144A,
4.80%, 9/25/55 (a) 4,037
4,220,459 RCKT Mortgage Trust 2025-CES10 144A,
4.89%, 11/25/55 (a) 4,180
3,726,800 RCKT Mortgage Trust 2025-CES11 144A,
4.97%, 11/25/55 (a) 3,689
4,188,323 RCKT Mortgage Trust 2025-CES12 144A,
5.03%, 11/25/55 (a) 4,152
4,813,661 RCKT Mortgage Trust 2026-CES2 144A,
4.76%, 2/25/56 (a) 4,740
5,000,000 SWCH Commercial Mortgage Trust 2025-DATA
144A, (1 mo. Term Secured Overnight Financing
Rate + 1.443%), 5.12%, 2/15/42 (a)(b) 4,969
5,600,000 SWVP Trust 2026-GRAND, (1 mo. Term
Secured Overnight Financing Rate + 1.600%),
5.25%, 8/15/28 (b) 5,610
6,085,629 THPT Mortgage Trust 2023-THL 144A, 6.99%,
12/10/34 (a)(f) 6,100
4,872,730 Towd Point Mortgage Trust 2026-CES2 144A,
4.72%, 2/25/66 (a) 4,791
5,000,000 TRTX Issuer Ltd. 2025-FL6 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.537%),
5.21%, 9/18/42 (a)(b) 5,013
3,402,000 Verus Securitization Trust 2026-R6 144A,
6.02%, 6/25/68 (a) 3,406
1,382,439 Verus Securitization Trust 2024-R1 144A,
5.22%, 9/25/69 (a)(f) 1,377
1,649,326 Verus Securitization Trust 2024-8 144A, 5.36%,
10/25/69 (a)(f) 1,650
3,454,249 Verus Securitization Trust 2025-1 144A, 5.62%,
1/25/70 (a)(f) 3,459
2,966,946 Verus Securitization Trust 2025-INV1 144A,
5.55%, 2/25/70 (a) 2,974
1,797,110 Verus Securitization Trust 2025-3 144A, 5.62%,
5/25/70 (a) 1,804
4,134,716 Verus Securitization Trust 2025-7 144A, 5.13%,
8/25/70 (a) 4,125
4,765,711 Verus Securitization Trust 2025-11 144A,
4.91%, 11/25/70 (a)(f) 4,711
5,494,196 Verus Securitization Trust 2026-4 144A, 5.00%,
4/25/71 (a)(f) 5,456
4,915,904 Verus Securitization Trust 2026-5 144A, 5.62%,
5/25/71 (a) 4,910
Principal
or Shares Security Description
Value
(000)
4,763,000 Verus Securitization Trust 2026-6 144A, 5.67%,
7/27/71 (a) $ 4,756
5,300,000 VTR Commercial Mortgage Trust 2025-STEM
144A, 5.03%, 10/13/39 (a)(f) 5,186
2,550,000 Wells Fargo Commercial Mortgage Trust 2026-
1250B 144A, 4.68%, 3/10/41 (a)(f) 2,510
Total Mortgage Backed (Cost - $496,093)
495,191
U.S. Treasury (28%
)
85,000,000 U.S. Treasury Bill , 3.65%, 8/18/26 (g) 84,872
85,000,000 U.S. Treasury Bill , 3.67%, 9/03/26 (g) 84,734
85,000,000 U.S. Treasury Bill , 3.65%, 9/15/26 (g) 84,632
40,000,000 U.S. Treasury Bill , 3.75%, 10/01/26 (g) 39,760
65,000,000 U.S. Treasury Bill , 3.70%, 10/13/26 (g) 64,533
75,000,000 U.S. Treasury Bill , 3.77%, 10/22/26 (g) 74,387
70,000,000 U.S. Treasury Bill , 3.79%, 11/03/26 (g) 69,342
85,000,000 U.S. Treasury Bill , 3.82%, 11/17/26 (g) 84,065
15,000,000 U.S. Treasury Bill , 3.70%, 11/19/26 (g) 14,833
50,000,000 U.S. Treasury Bill , 3.88%, 1/14/27 (g) 49,141
35,000,000 U.S. Treasury Note , 3.50%, 1/31/28  34,624
Total U.S. Treasury (Cost - $684,792)
684,923
Investment Company (1%
)
14,522,322 Payden Cash Reserves Money Market Fund* 14,522
2,726,002 Payden Floating Rate Fund, SI Class* 25,897
Total Investment Company (Cost - $41,513)
40,419
Total Investments (Cost - $2,511,884) (101%)
2,510,978
Liabilities in excess of Other Assets (-1%)
(33,449)
Net Assets (100%) $ 2,477,529
* Affiliated investment.
(a) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(b) Floating rate security. The rate shown reflects the rate in effect at July 31,
2026.
(c) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(d) Principal in foreign currency.
(e) All or a portion of these securities are on loan. At July 31, 2026, the total market value of the Fund’s securities on loan is $6,636 and the total market value of the collateral held by the Fund is $6,901. Amounts in 000s.
(f) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(g) Yield to maturity at time of purchase.

Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
Assets:
CAD 1,079
USD  765 HSBC Bank USA, N.A. 09/16/2026 $ 7
EUR 36
USD  41 HSBC Bank USA, N.A. 09/16/2026 –
GBP 222
USD  295 HSBC Bank USA, N.A. 09/16/2026 4
USD 4,015
CAD  5,597 HSBC Bank USA, N.A. 09/16/2026 14

Liabilities:
USD 20,808 EUR  18,198 HSBC Bank USA, N.A. 09/16/2026 (216)
USD 27,985 GBP  20,918 HSBC Bank USA, N.A. 09/16/2026 (207)
(423)
Net Unrealized Appreciation (Depreciation)
$(398)
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(000s)
Short Contracts:
U.S. Treasury 5-Year Note Future 200 Sep-26 $ (21,195) $ 142 $ 142